SUBSEQUENT EVENTS (Details) $ / shares in Units, € in Millions, $ in Millions						3 Months Ended				12 Months Ended
	Mar. 18, 2025 USD ($)	Mar. 05, 2025 USD ($) property	Mar. 05, 2025 EUR (€) property	Feb. 11, 2025 USD ($)	Jan. 27, 2025 $ / shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Distributions per unit (in dollars per share)										$ 1.34	$ 1.40	$ 1.40
Property acquisitions | $										$ 8,010	$ 3,372
Proceeds from sales of investment property | $						$ 224	$ 159	$ 173	$ 120
Ordinary share transactions | LP Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)					$ 0.325
Distributions per unit (in dollars per share)					1.30
Ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 1
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)					0.40625
Distributions per unit (in dollars per share)					1.625
Ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 2
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)					0.3984375
Distributions per unit (in dollars per share)					1.59375
Ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 3
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)					0.359375
Distributions per unit (in dollars per share)					1.4375
Ordinary share transactions | New LP Preferred Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly distributions per unit (in dollars per share)					0.390625
Distributions per unit (in dollars per share)					$ 1.5625
Purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Property acquisitions | $				$ 924
Sale of assets | Logistics assets
Disclosure of non-adjusting events after reporting period [line items]
Number of properties sold | property		6	6
Proceeds from sales of investment property		$ 489	€ 453.0
Sale of portion of ownership interest in subsidiary | Brookfield India Real Estate Trust
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of interests in associates | $	$ 105
Proportion of ownership interest in associate	26.00%